CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2024 USD ($)
Statement of cash flows [abstract]
Property, plant and equipment eliminated	$ 1,954,579,000
Cancellation of contracts	(36,274,000)
Payment for purchase of business and subsidiaries	(364,027,564,000)
Cash equivalents acquired	$ 1,435,941,172,000